Business segment information - Depreciation and amortisation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Orthopaedics
Disclosure of operating segments [line items]
Depreciation and amortisation	$ 213	$ 194	$ 191
Sports Medicine & ENT
Disclosure of operating segments [line items]
Depreciation and amortisation	98	97	82
Advanced Wound Management
Disclosure of operating segments [line items]
Depreciation and amortisation	$ 62	$ 56	$ 41